Share Based Payment - Summary of Terms and Conditions Relating to Grants under Share Incentive Plan (Detail)	12 Months Ended
	Mar. 31, 2019 shares mo yr	Mar. 31, 2018 shares yr	Mar. 31, 2017 shares mo yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Contractual life of RSUs	2.25	3.25	3
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments | shares	1,325,531	690,757	4,481,294
Vesting conditions	Refer notes	Refer notes	Refer notes
Contractual life of RSUs	4.9	5.2	6.2
Bottom of range [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Contractual life of RSUs	4	4	4
Top of range [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Contractual life of RSUs	8	8	10